INVENTORIES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Raw materials	$ 12,084,766	$ 12,354,591
Work-in-progress	188,794	229,327
Finished goods	5,025,736	1,023,321
Less: reserve for inventories.	(121,370)	(127,766)
Inventories, net	$ 17,177,926	$ 13,479,473